FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value of loans and financing (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 70,815,493	R$ 84,157,239
Foreign | Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Secondary Market
Foreign | Bonds | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 39,712,582	51,183,520
Foreign | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	LIBOR
Foreign | Export credits ("Prepayment") | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 18,197,492	19,441,297
Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | BNDES | TJLP | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 317,800	355,494
Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | BNDES | TLP | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 812,760	686,247
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | BNDES | Fixed | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 32,668	44,544
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | BNDES | SELIC | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 532,462	543,269
Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | BNDES | Currency basket | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 17,062	25,001
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1/IPCA
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 2,617,635	3,281,250
Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | Debentures | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 5,666,356	5,633,533
Domestic (Brazil) | NCE ("Export Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | NCE ("Export Credit Notes") | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 1,376,396	1,352,291
Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | NCR ("Rural Credit Notes") | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 293,305	289,344
Domestic (Brazil) | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Domestic (Brazil) | Export credits ("Prepayment") | Discount rate | Loans and financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 1,238,975	R$ 1,321,449